Goodwill	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Goodwill

3.    GOODWILL

The following table summarizes the changes between June 30, 2012 and March 31, 2013 in the carrying amount of goodwill in total and by reporting segment:

(Dollars in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2012 (1)	$839.8	$—	$190.1	$1,029.9
Additions/(impairments)	—	—	1.0	1.0
Foreign currency translation adjustments	(4.6)	—	(3.2)	(7.8)
Balance at March 31, 2013	$835.2	$—	$187.9	$1,023.1

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .

No goodwill impairment charges were required during the current or comparable prior year period. When required, impairment charges are recorded within the Consolidated Statement of Operations as Impairment charges and (gain)/loss on sale of assets.

3. GOODWILL

In connection with ASC 350, the Company is required to assess goodwill and other indefinite-lived intangible assets for impairment annually or more frequently if circumstances indicate impairment may have occurred. In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. We early adopted this guidance for our annual goodwill impairment test that was conducted as of April 1, 2012. In performing the 2012 goodwill impairment test, we assessed the relevant qualitative factors and concluded that it is more likely than not that the fair values of our reporting units are greater than their carrying amounts. After reaching this conclusion, no further testing was performed. The qualitative factors we considered included, but were not limited to, general economic conditions, our outlook and market performance of our industry and our recent and forecasted financial performance.

The following table summarizes the changes in the carrying amount of goodwill in total and by reporting segment:

(in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2010(1)	$826.0	$—	$22.9	$848.9
Foreign currency translation adjustments	54.8	—	2.3	57.1
Balance at June 30, 2011	880.8	—	25.2	906.0
Additions/(impairment)	—	—	169.4	169.4
Foreign currency translation adjustments	(41.0)	—	(4.5)	(45.5)
Balance at June 30, 2012	$839.8	$—	$190.1	$1,029.9

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million.

There was no goodwill impairment charges recorded in the current or prior period.